Nature of Operations and Items Impacting Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
Overview: Union Security Life Insurance Company of New York (the "Company") is a provider of life and health insurance products including group disability insurance, group dental insurance, group vision insurance, group life insurance, credit insurance and accidental death products. As previously announced, Assurant, Inc. (the "Parent") sold its Assurant Employee Benefits (“AEB”) segment on March 1, 2016 mainly through a series of reinsurance transactions with Sun Life and Health Insurance Company (U.S.) ("Sun Life"), a subsidiary of Sun Life Financial Inc. The products affected by the sale are group life, group dental, group vision and group disability insurance products. In addition, we reinsured disability and life products through our former affiliate, Disability Reinsurance Management Services, Inc. ("DRMS") which was also sold to Sun Life. The sale of AEB had a material impact to the results of operations, cash flows and financial condition of the Company.
The Company is a wholly-owned subsidiary of the Parent. The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.
The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.
Sale of Assurant Employee Benefits: On March 1, 2016, the Parent completed the sale of its Assurant Employee Benefits segment through a series of transactions with Sun Life, for net cash consideration of $926,174, and contingent consideration of $16,000 related to specified account renewals. The condition for the recognition of the $16,000 contingent consideration was met later in 2016, which was subsequently collected from Sun Life. The Company received their allocated portion of $800. The Company's allocated cash consideration received in 2016 was $45,131 (and the remaining cash consideration was attributable to other Assurant affiliates). The transaction was primarily structured as a reinsurance arrangement, as well as the sale of certain legal entities, that included ceding commission and other consideration. The reinsurance transaction does not extinguish the Company's primary liability on the policies it has issued or assumed, thus any gains associated with the prospective component of the reinsurance transaction are deferred and amortized over the contract period, including contractual renewal periods, in proportion to the amount of insurance coverage provided. The Company also has an obligation to continue to write and renew certain policies for a period of time until Sun Life commences policy writing and renewal.
The Company was required to allocate the proceeds considering the relative fair value of the reinsurance for existing claims (accounted for as retroactive reinsurance) and reinsurance for inforce policies with remaining terms and future business (primarily accounted for as prospective reinsurance). During 2016, the Company recorded an estimated gain of $35,972 (of which $29,055 was required to be deferred and amortized) based on proceeds compared to the relative net assets transferred and other expenses, with realized gains on invested assets transferred, as well as its share of the contingent consideration and final closing adjustments.
The total deferred gain amount will primarily be recognized as revenue over the contract period in proportion to the amount of insurance coverage provided, including estimated contractual renewals pursuant to rate guarantees. Over 90% of the deferred gain related to this transaction is expected to be earned by the end of 2018. The Company recognized $25,621 of amortization of the deferred gains for the twelve months ended December 31, 2016. The total pre-tax gain recognized during the year ended December 31, 2016 was $32,538. The remaining deferred gain related to this transaction was $3,434 as of December 31, 2016. The ultimate amortization pattern will be dependent on a number of factors including the exact timing of when Sun Life commences directly writing and renewing policies and the sales and persistency on business the Company is obligated to write and renew in the interim.
The total pre-tax gain recognized by the Company during the year ended December 31, 2016 was $32,538.
90%

The following table represents a summary of the pre-tax recognized in 2016 by transaction component, including other related transaction components, as well as the related classification within the Consolidated Financial Statements:

Total expected gains, after adjustment and contingent consideration	$35,972

Initial transaction components:
Novations (b)	1,816
Loss on retroactive reinsurance component, before realized gains (c)	(964)
Net gain prior to realized gains on transferred securities supporting retroactive reinsurance component (a)	852
Realized gains on transferred securities supporting retroactive reinsurance component (c)	5,265
Net gains on initial transaction	6,117

Realized gains related to contingent consideration (d)	800

Deferred gains as of March 1, 2016	29,055
Amortization of deferred gains for the year ended December 31, 2016 (d)	25,621
Deferred gains as of December 31, 2016 (e)	3,434
Total net gains realized for 2016 (f)	$32,538
(a) Amount classified within underwriting, general and administrative expenses within the consolidated statements of operations.
(b) Novations of certain insurance policies directly to Sun Life allowed for immediate gain recognition.
(c) Reinsurance of existing claims liabilities requires retroactive accounting necessitating losses to be recognized immediately. However, upon transfer of the associated assets supporting the liabilities, the Company recognized realized gains which more than offset the retroactive losses. The Company was required to classify the realized gains as part of net realized gains on investments, within the consolidated statements of operations.
(d) Amount classified as amortization of deferred gains and gains on disposal of businesses within the consolidated statement of operations.
(e) Amount classified as a component of the deferred gains on disposal of businesses within the consolidated balance sheet.
(f) Total net gains realized for 2016 consists of the sum of the net gains on initial transaction of $6,117, realized gains related to contingent consideration of $800 and the amortization of deferred gains for the year ended December 31, 2016 of $25,621.
The Company will review and evaluate the estimates affecting the deferred gain each period or when significant information affecting the estimates becomes known, and will adjust the prospective revenue to be recognized accordingly.
Dividends to Parent: The Company declared and paid cash dividends of $3,753 during the year ended December 31, 2016, primarily using the proceeds from the sale of AEB.
Impairment of Goodwill: Due to the Assurant Employee Benefits sale to Sun Life, the Company no longer expects to have sufficient income from continuing operations that will support the realization of its goodwill. As a result of this change, the Company impaired all of its goodwill of $324 during 2016.
Other transactional impacts: The Company received a capital contribution of $3,666 from an affiliated entity related to the sale of AEB based on the difference in contractual and allocated consideration attributable to that entity.
Income from AEB presented in the financial statements: The pre-tax income for AEB (prior to the sale to Sun Life) was $195, $3,727 and $5,866 for the years ended December 31, 2016, 2015 and 2014, respectively.